Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Revere Street Trust
Entity Central Index Key	0001022695
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Tax-Free Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Cash Central Fund
Class Name	Fidelity® Tax-Free Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,833,170,403
Holdings Count | shares	387
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,833,170,403
Number of Holdings	387

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.9 Variable Rate Demand Notes (VRDNs) 81.7 Tender Option Bond 18.2 Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 81.7 Tender Option Bond - 18.2 Net Other Assets (Liabilities) - 0.1
Fidelity Securities Lending Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Securities Lending Cash Central Fund
Class Name	Fidelity® Securities Lending Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 28,716,486,614
Holdings Count | shares	35
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$28,716,486,614
Number of Holdings	35

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 68.3 8-30 16.7 31-60 11.6 61-90 4.7 91-180 1.6 Repurchase Agreements 47.0 U.S. Treasury Obligations 39.7 Non-Negotiable Time Deposit 11.9 Commercial Paper 4.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.0 U.S. Treasury Obligations - 39.7 Non-Negotiable Time Deposit - 11.9 Commercial Paper - 4.3 Net Other Assets (Liabilities) - (2.9)%
Fidelity Municipal Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Cash Central Fund
Class Name	Fidelity® Municipal Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,344,551,720
Holdings Count | shares	399
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$3,344,551,720
Number of Holdings	399

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.8 Variable Rate Demand Notes (VRDNs) 71.4 Tender Option Bond 28.4 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 71.4 Tender Option Bond - 28.4 Net Other Assets (Liabilities) - 0.2
Fidelity Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Cash Central Fund
Class Name	Fidelity® Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 57,130,470,738
Holdings Count | shares	39
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$57,130,470,738
Number of Holdings	39

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.2 8-30 18.3 31-60 11.7 61-90 5.7 91-180 2.8 Repurchase Agreements 45.8 U.S. Treasury Obligations 42.8 Non-Negotiable Time Deposit 10.0 Commercial Paper 4.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 45.8 U.S. Treasury Obligations - 42.8 Non-Negotiable Time Deposit - 10.0 Commercial Paper - 4.1 Net Other Assets (Liabilities) - (2.7)%